UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5497

Municipal High Income Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

MUNICIPAL HIGH INCOME FUND INC.

FORM N-Q

JULY 31, 2004

Municipal High Income Fund Inc.

Schedule of Investments (unaudited)	July 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Municipal Bonds — 100.0%
Alabama — 4.0%
$4,000,000	BB+	Butler, AL IDB, Solid Waste Disposal Revenue, (James River Corp. Project), 8.000% due 9/1/28 (b)(c)	$4,085,200
615,000	NR	Capstone Improvement District of Brookwood, AL, Series A, 7.700% due 8/15/23 (d)	153,750
11,765	D	Mobile, AL IDB, Solid Waste Disposal Revenue, (Mobile Energy Services Co. Project), 6.950% due 1/1/20 (d)	74
1,000,000	NR	Rainbow City, AL Special Health Care Facility Financing Authority, Series A, 8.250% due 1/1/31	1,038,480
1,000,000	AAA	West Jefferson, AL Amusement & Public Park Authority Revenue, (Visionland Project), (Call 12/1/06 @ 102), 8.000% due 12/1/26 (e)	1,150,210
			6,427,714
Alaska — 0.7%
1,055,000	NR	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (b)	1,092,442
Arizona — 3.1%
1,500,000	NR	Casa Grande, AZ IDA, Hospital Revenue, Casa Grande Regional Medical Center, Series A, 7.625% due 12/1/29	1,555,110
1,000,000	CCC+	Gila County, AZ IDA Revenue, ASARCO Inc., 5.550% due 1/1/27 (c)	728,680
935,000	NR	Maricopa, AZ IDA, MFH Revenue, (Gran Victoria Housing LLC Project), Series B, 10.000% due 5/1/31 (c)	934,720
1,810,000	NR	Phoenix, AZ IDA, MFH Revenue, (Ventana Palms Apartments Project), Series B, 8.000% due 10/1/34	1,765,510
			4,984,020
Arkansas — 1.1%
		Arkansas State Development Finance Authority:
1,000,000	BBB ††	Hospital Revenue, (Washington Regional Medical Center Project), 7.375% due 2/1/29	1,097,750
600,000	BB+	Industrial Facilities Revenue, (Potlatch Corp. Project), Series A, 7.750% due 8/1/25 (b)	641,250
			1,739,000
California — 6.7%
1,500,000	NR	Barona, CA Band of Mission Indians, GO, 8.250% due 1/1/20 (c)	1,602,495
		California State Department of Water Resources, Power Supply Revenue:
1,500,000	AAA ††	MBIA-Insured, RITES, 9.189% due 5/1/11 (c)(f)	1,705,650
750,000	NR	XLCA-Insured, RITES, 9.189% due 5/1/10 (c)(f)	880,380
1,500,000	NR	California Statewide Communities Development Authority Revenue, (East Valley Tourist Project), Series A, 9.250% due 10/1/20 (c)	1,567,890
		Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
1,000,000	Baa1*	5.625% due 6/1/38 (c)	1,011,350
2,000,000	BBB	7.800% due 6/1/42 (c)	2,034,040
1,865,000	Ba2*	Vallejo, CA COP, Touro University, 7.375% due 6/1/29	1,912,408
			10,714,213
Colorado — 2.2%
		Colorado Education and Cultural Facilities Authority Revenue:
2,000,000	A-	(Colorado Lutheran High School Project), Series A, 7.625% due 6/1/34	1,973,040
910,000	AAA	(Peak to Peak Project), 7.500% due 8/15/21	1,082,281
999,000	NR	Highline Business Improvement District, Littleton, CO GO, Series B, 8.750% due 12/15/19 (c)(d)	449,550
			3,504,871
District of Columbia — 1.3%
1,895,000	AAA	District of Columbia COP, AMBAC-Insured, 5.500% due 1/1/20 (c)	2,057,136
Florida — 14.0%
1,000,000	NR	Beacon Lakes Community Development District, Special Assessment, Series A, 6.900% due 5/1/35 (c)	1,013,590
1,500,000	NR	Bonnet Creek Resort Community Development District, FL Special Assessment, 7.500% due 5/1/34	1,575,165

See Notes to Schedule of Investments.

Municipal High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Florida — 14.0% (continued)
		Capital Projects Finance Authority, FL.:
$2,000,000	NR	Continuing Care Retirement, Glenridge on Palmer Ranch, Series A, 8.000% due 6/1/32 (c)	$1,999,640
2,000,000	NR	Student Housing Revenue, Florida University, Series A, 7.850% due 8/15/31 (c)	1,971,260
1,000,000	NR	Capital Trust Agency Revenue, Seminole Tribe Convention Center, Series A, 10.000% due 10/1/33 (c)	1,209,630
995,000	NR	Century Parc Community Development District, Special Assessment, 7.000% due 11/1/31	1,030,094
2,000,000	A	Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems, 6.000% due 11/15/25 (c)	2,103,620
2,750,000	NR	Hillsborough County, FL IDA Revenue, (Lake Shore Villas Project), Series A, 6.750% due 7/1/29	2,341,928
875,000	NR	Homestead, FL IDR, Community Rehabilitation Providers Program, Series A, 7.950% due 11/1/18	887,556
2,000,000	BBB-	Martin County, FL IDA Revenue, (Indiantown Cogeneration Project), Series A, 7.875% due 12/15/25 (b)	2,049,980
1,000,000	NR	Orange County, FL Health Facilities Authority Revenue, First Mortgage, (GF/Orlando, Inc. Project), 9.000% due 7/1/31	1,018,190
535,000	AAA	Palm Beach County, FL, Health Facilities Authority Revenue, (John F. Kennedy Memorial Hospital Inc. Project), 9.500% due 8/1/13 (g)	685,025
2,000,000	NR	Reunion East Community Development District, Special Assessment, Series A, 7.375% due 5/1/33	2,128,740
1,000,000	BB — ††	Santa Rosa Bay Bridge Authority, FL Revenue, 6.250% due 7/1/28	831,220
1,475,000	NR	Waterlefe Community Development District, Golf Course Revenue, 8.125% due 10/1/25	1,530,268
			22,375,906
Georgia — 4.6%
1,000,000	AAA	Atlanta, GA Airport Passenger Facility Charge Revenue, Sub Lien, Series C, 5.000%, due 1/1/33	996,940
1,000,000	AAA	Atlanta, GA Airport Revenue, Series B, FGIC-Insured, 5.625% due 1/1/30 (b)	1,032,000
2,500,000	NR	Atlanta, GA Tax Allocation, (Atlantic Station Project), 7.900% due 12/1/24 (c)	2,609,350
1,000,000	NR	Atlanta, GA Urban Residential Finance Authority, MFH Revenue, Park Place Apartments, Series A, 6.750% due 3/1/31 (c)	793,960
1,000,000	BBB+ ††	Gainesville & Hall County, GA Development Authority Revenue, Senior Living Facility, Lanier Village Estates, Series C, 7.250% due 11/15/29 (c)	1,066,620
1,005,000	NR	Walton County, GA IDA Revenue, (Walton Manufacturing Co. Project), 8.500% due 9/1/07	955,956
			7,454,826
Illinois — 1.3%
2,000,000	AAA	Chicago, IL GO, Neighborhoods Alive 21 Program, FGIC-Insured, 5.500% due 1/1/31	2,078,580
Indiana — 2.3%
2,500,000	B-	East Chicago, IN PCR, (Inland Steel Co. Project No. 10), 6.800% due 6/1/13 (c)	2,403,850
1,000,000	CCC	Indiana State Development Finance Authority, PCR, (Inland Steel Co. Project No. 13), 7.250% due 11/1/11 (b)	916,580
975,000	NR	Indianapolis, IN MFH Revenue, (Lake Nora Fox Club Project), Series B, 7.500% due 10/1/29 (d)	380,250
			3,700,680
Kentucky — 0.3%
475,000	Aaa*	Scott County, KY School District Finance Corp., School Building Revenue, 2nd Series, FSA-Insured, 5.000% due 6/1/24	486,457
Louisiana — 2.1%
960,000	NR	Epps, LA COP, 8.000% due 6/1/18 (c)	972,999
2,000,000	NR	Louisiana Local Government Environmental Facilities, Community Development Authority Revenue, St. James Place, Series A, 8.000% due 11/1/25	1,305,080
1,000,000	BB-	Port of New Orleans, LA IDR, Continental Grain Co. Project, 7.500% due 7/1/13	1,022,340
			3,300,419

See Notes to Schedule of Investments.

Municipal High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Maryland — 1.8%
$3,000,000	NR	Maryland State Economic Development Corp. Revenue, Chesapeake Bay, Series A, 7.730% due 12/1/27	$2,945,520
Massachusetts — 4.5%
		Boston, MA IDA Financing Revenue:
750,000	NR	Crosstown Center Project, 8.000% due 9/1/35 (b)	742,290
970,000	NR	Roundhouse Hospitality LLC Project, 7.875% due 3/1/25 (b)	956,808
1,000,000	BBB	Caritas Christi Obligation, Series B, 6.750% due 7/1/16	1,088,420
1,000,000	NR	Massachusetts State Development Finance Agency Revenue Briarwood, Series B, 8.250% due 12/1/30	1,070,900
1,000,000	AAA	Massachusetts State Health & Education Facilities Authority Revenue, Beth Israel Deaconess Medical Center, Series G-4, AMBAC-Insured, INFLOS, 10.296% due 7/1/25 (f)	1,005,840
395,000	AA	Massachusetts State HFA, Single-Family Housing Revenue, Series 38, 7.200% due 12/1/26 (b)	404,365
1,940,000	NR	Massachusetts State Industrial Finance Agency Revenue, Assisted Living Facility, (Marina Bay LLC Project), 7.500% due 12/1/27 (b)	1,956,160
			7,224,783
Michigan — 5.9%
2,130,000	NR	Allen Academy, COP, 7.500% due 6/1/23	2,046,888
1,000,000	NR	Cesar Chavez Academy, COP, 8.000% due 2/1/33	1,013,430
2,000,000	Ba2*	Garden City, MI Hospital Finance Authority, Hospital Revenue, Garden City Hospital Obligation Group, Series A, 5.625% due 9/1/10 (c)	1,937,500
1,000,000	NR	Gaudior Academy Michigan Certificates, 7.250% due 4/1/34 (c)	981,940
1,750,000	NR	Kalamazoo Advantage Academy, COP, 8.000% due 12/1/33	1,716,750
2,000,000	NR	Michigan State Strategic Fund, Resource Recovery Limited Obligation Revenue, Central Wayne Energy Recovery L.P., Series A, 6.900% due 7/1/19 (b)(d)	100,000
1,000,000	NR	Star International Academy, MI COP, 7.000% due 3/1/33 (c)	985,350
700,000	NR	William C. Abney Academy, MI COP, 6.750% due 7/1/19	685,804
			9,467,662
Minnesota — 0.5%
1,000,000	NR	Minneapolis & St. Paul, MN Metropolitan Airports Community Special Facility Revenue, (Northwest Airlines Project), Series A, 7.000% due 4/1/25 (b)	834,760
Missouri — 0.2%
250,000	NR	St. Joseph, MO IDA, (Living Community of St. Joseph Project), 7.000% due 8/15/32	256,508
Montana — 2.0%
4,515,000	NR	Montana State Board of Investment, Resource Recovery Revenue, (Yellowstone Energy L.P. Project), 7.000% due 12/31/19 (b)	3,229,399
New Jersey — 5.2%
1,000,000	NR	New Jersey EDA, Series A, Retirement Community Revenue, 8.250% due 11/15/30	1,068,450
3,000,000	BBB-	New Jersey Health Care Facilities Financing Authority Revenue, Trinitas Hospital Obligation Group, 7.500% due 7/1/30	3,349,650
2,000,000	AAA	New Jersey State Turnpike Authority, Turnpike Revenue, AMBAC-Insured, 5.000% due 1/1/30	2,008,480
		Tobacco Settlement Financing Corp. Revenue:
1,000,000	BBB	6.750% due 6/1/39	898,570
1,215,000	BBB	6.125% due 6/1/42	976,884
			8,302,034
New Mexico — 0.9%
		Albuquerque, NM Hospital Revenue, Southwest Community Health Services:
220,000	AAA	(Call 8/1/08 @ 100) 10.000% due 8/1/12 (e)	265,806
115,000	AAA	(Call 8/1/08 @ 100) 10.125% due 8/1/12 (e)	139,377
1,000,000	NR	Sandoval County, NM Project Revenue, (Santa Ana Pueblo Project), 7.750% due 7/1/15	1,015,410
			1,420,593
New York — 5.2%
700,000	NR	Brookhaven, NY IDA, Civic Facility Revenue, Memorial Hospital Medical Center, Series A, 8.250% due 11/15/30	739,529

See Notes to Schedule of Investments.

Municipal High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
New York — 5.2% (continued)
$2,000,000	AAA	Metropolitan Transportation Authority, NY, Series A, 5.000% due 7/1/30	$2,002,500
1,000,000	NR	Monroe County, NY IDA, Woodland Village Project, 8.550% due 11/15/32	1,065,620
		New York City, NY IDA, Civic Facility Revenue:
1,360,000	NR	Community Residence for the Developmentally Disabled, 7.500% due 8/1/26	1,437,887
1,120,000	NR	Special Needs Facility Pooled Program, Series A-1, 8.125% due 7/1/19	1,200,550
1,000,000	AA+	New York City, NY Municipal Water Finance Authority, Water and Sewer System Revenue, Series 2005-A, 5.000% due 6/15/39	985,320
980,000	NR	Suffolk County, NY IDA, Civic Facility Revenue, Southampton Hospital Association, Series A, 7.750% due 1/1/22	993,759
			8,425,165
North Carolina — 2.4%
1,000,000	NR	Charlotte, NC Special Facilities Revenue, Charlotte/Douglas International Airport, 5.600% due 7/1/27 (b)(d)	526,390
		North Carolina Medical Care Commission, Health Care Facilities Revenue, First Mortgage, (De Paul Community Facilities Project):
1,240,000	NR	6.125% due 1/1/28	1,141,184
980,000	NR	7.625% due 11/1/29	1,007,469
1,000,000	AAA	North Carolina Municipal Power Agency, Catawba Electric Revenue, MBIA-Insured, TICS, 10.927% due 1/1/11 (f)	1,210,120
			3,885,163
Ohio — 3.3%
1,500,000	BBB	Cuyahoga County, OH Hospital Facilities Revenue, (Canton Inc. Project), 7.500% due 1/1/30	1,642,125
		Montgomery County, OH Health Systems Revenue, Series B-1, (Escrowed with state & local government securities to 7/1/06 Call @ 102):
1,035,000	AAA	8.100% due 7/1/18	1,172,748
315,000	AAA	Unrefunded Balance, 8.100% due 7/1/18	348,582
2,000,000	Baa3*	Ohio State Air Quality Development Authority Revenue, Cleveland Pollution Control, Series A, 6.000% due 12/1/13	2,061,260
1,250,000	NR	Ohio State Solid Waste Revenue, Republic Engineered Steels Inc., 9.000% due 6/1/21 (b)(d)	0
			5,224,715
Pennsylvania — 6.0%
2,200,000	NR	Allegheny County, PA IDA, Airport Special Facilities Revenue, (USAir Inc. Project), Series B, 8.500% due 3/1/21 (b)(d)	46,750
		Beaver County, PA IDA, PCR:
1,500,000	Baa2*	Cleveland Electric Illuminating Co. Project, 7.625% due 5/1/25 (c)	1,585,620
2,000,000	Baa2*	Toledo Edison Co. Project, 7.625% due 5/1/20 (c)	2,114,620
1,000,000	NR	Cumberland County, PA Municipal Authority Retirement Community Revenue, (Wesley Affiliated Services Inc. Project), Series A, 7.250% due 1/1/35	1,013,490
2,640,000	NR	Montgomery County, PA Higher Education & Health Authority Revenue, Temple Continuing Care Center, 6.625% due 7/1/19 (d)	739,200
1,000,000	NR	Northumberland County, PA IDA, (NHS Youth Services Inc. Project), Series A, 7.500% due 2/15/29	983,460
1,000,000	NR	Philadelphia, PA Authority for IDR, (Host Marriott L.P. Project), Remarketed 10/31/95, 7.750% due 12/1/17	1,012,070
2,000,000	NR	Westmoreland County, PA IDA, Healthcare Facilities, Redstone Highlands Health, Series B, 8.125% due 11/15/30	2,151,760
			9,646,970
Rhode Island — 1.3%
2,500,000	NR	Tobacco Settlement Financing Corp. Revenue, RITES, 9.728% due 6/1/08 (f)	2,053,600
South Carolina — 2.7%
		Connector 2000 Association Inc., SC Toll Road Revenue:
		Capital Appreciation, Series B:
3,100,000	B-	Zero coupon bond to yield 8.580%, due 1/1/27	331,452
7,750,000	B-	Zero coupon bond to yield 9.770%, due 1/1/34	535,680

See Notes to Schedule of Investments.

Municipal High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
South Carolina — 2.7% (continued)
$2,000,000	B-	Southern Connector Project, Series A, 5.375% due 1/1/38	$1,301,520
225,000	NR	Florence County, SC IDR, Stone Container Corp., 7.375% due 2/1/07	228,769
460,000	NR	McCormick County, SC COP, 9.750% due 7/1/09	464,881
2,000,000	NR	Tobacco Settlement Revenue Management Authority, RITES, 10.805% due 11/15/09 (f)	1,460,160
			4,322,462
Tennessee — 1.1%
1,915,000	NR	Shelby County, TN Health, Educational & Housing Facilities Board Revenue, MFH, (Hedgerow Apartments Project), 6.875% due 7/1/36	1,753,297
Texas — 8.2%
		Bexar County, TX Housing Financial Corp, MFH:
980,000	NR	Continental Lady Ester, Series A, 6.875% due 6/1/29 (c)	899,718
1,165,000	Baa3*	Nob Hill Apartments, Series B, 8.500% due 6/1/31 (c)	1,109,523
240,000	Baa3*	Waters at Northern Hills, Series C, 7.750% due 8/1/36	225,780
1,000,000	NR	Grand Prairie, TX Housing Finance Corp., Independent Senior Living Center Revenue, 7.750% due 1/1/34 (c)	967,370
2,000,000	Ba3*	Gulf Coast, TX IDA, Solid Waste Disposal Revenue, (CITGO Petroleum Corp. Project), 7.500% due 5/1/25 (b)(c)	2,091,360
2,750,000	B-	Houston, TX Airport Systems Revenue, Special Facilities, Continental Airlines Inc., Series C, 6.125% due 7/15/27 (b)	1,965,425
1,000,000	BB	Port Corpus Christi, TX Industrial Development Corp., (CITGO Petroleum Corp. Project), 8.250% due 11/1/31 (b)	1,048,030
975,000	Ba1*	Texas State Affordable Housing Corp., MFH Revenue, HIC Arborstone Baybrook, Series C, 7.250% due 11/1/31	930,452
1,865,000	NR	West Texas Detention Facility Corp. Revenue, 8.000% due 2/1/25	1,859,405
		Willacy County, TX, (Public Facility Corp. Project):
1,000,000	NR	Series A-1, 8.250% due 12/1/23	1,012,960
1,000,000	NR	7.500% due 11/1/25	987,290
			13,097,313
Utah — 1.2%
1,975,000	NR	Utah State HFA Revenue, (RHA Community Services of Utah Inc. Project), Series A, 6.875% due 7/1/27	1,922,722
Virginia — 2.9%
510,000	NR	Alexandria, VA Redevelopment & Housing Authority, MFH Revenue, (Parkwood Court Apartments Project), Series C, 8.125% due 4/1/30	509,638
1,000,000	NR	Broad Street Community Development Authority Revenue, 7.500% due 6/1/33	989,950
1,000,000	NR	Fairfax County, VA EDA Revenue, Retirement Community, Greenspring Village Inc., Series A, 7.500% due 10/1/29 (c)	1,050,560
23,400,000	BBB — ††	Pocahontas Parkway Association, VA Toll Road Revenue, Capital Appreciation, Series B, zero coupon bond to yield 8.310% due 8/15/34	2,112,786
			4,662,934
Wisconsin — 1.0%
		Wisconsin State Health & Educational Facilities Authority Revenue:
1,000,000	A — ††	Aurora Health Care, 6.400% due 4/15/33	1,047,380
1,745,000	NR	(Benchmark Healthcare of Green Bay Inc. Project), Series A, 7.750% due 5/1/27 (d)	575,850
			1,623,230
		TOTAL MUNICIPAL BONDS (Cost — $ 173,865,592)	160,215,094

See Notes to Schedule of Investments.

Municipal High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	RATING (a)	SECURITY	VALUE
Common Stock — 0.0%
3,180		Mobile Energy Services Co. LLC (h)	0
		TOTAL COMMON STOCK (Cost — $ 988,235)	0
		TOTAL INVESTMENTS — 100.0% (Cost — $174,853,827**)	$160,215,094
(a)	All ratings are by Standard & Poor’s Rating Service, except those which are identified by an asterisk (*) are rated by Moody’s Investors Service, Inc. and those which are identified by a double dagger (††), are rated by Fitch Ratings.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c)	All or portion of this security has been segregated and/or held as collateral for open futures contracts commitments (See Note 3).
(d)	Security is currently in default.
(e)	Pre-Refunded bonds escrowed with U.S. government securities are considered by the investment adviser to be triple-A rated even if the issuer has not applied for new ratings.
(f)	Inverse floating rate security — coupon varies inversely with level of short-term tax exempt interest rates.
(g)	Bonds escrowed to maturity with U.S. government securities are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.
(h)	Non-income producing security
**	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 8 through 10 for definitions and certain descriptions.

See Notes to Schedule of Investments.

Municipal High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

Summary of Investments by Industry*
Lifecare Systems	13.8%
Industrial Development	13.5
Hospitals	11.9
Education	9.3
Transportation	9.1
Pollution Control	7.6
Multi-Family Housing	5.8
Tobacco	5.3
Public Facilities	3.5
Water and Sewer	2.2
Other	18.0
100.0%
*	As a percentage of total investments. Please note that Fund holdings are as of July 31, 2004 and are subject to change.

Municipal High Income Fund Inc.

Bond Ratings (unaudited)

The definitions of the applicable ratings symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or a minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative and with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bond rated “D” are in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest rating within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Municipal High Income Fund Inc.

Bond Ratings (unaudited) (continued)

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over many long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These issues may be in default, or there may be present elements of danger with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C	—	Bonds rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Fitch Ratings (“Fitch”) — Ratings from “A” to “CCC” may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings with the major ratings categories.
AAA	—	Bonds rated “AAA” by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.
A	—	Bonds rated “A” have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB	—

Bonds rated “BBB” currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity.

This is the lowest investment grade category assigned by Fitch.

BB	—	Bonds rated “BB” carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.
CCC, CC and C	—	Bonds rated “CCC”, “CC” and “C” carry the real possibility of defaulting. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated “CC” appears probable, a “C” rating indicates imminent default.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Municipal High Income Fund Inc.

Short-Term Bond Ratings (unaudited)

A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.

Abbreviations* (unaudited)

ABAG	—	Association of Bay Area Governments	IDA	—	Industrial Development Authority/Agency
AIG	—	American International Guaranty	IDB	—	Industrial Development Board
AMBAC	—	Ambac Assurance Corporation	IDR	—	Industrial Development Revenue
BAN	—	Bond Anticipation Notes	INFLOS	—	Inverse Floaters
BIG	—	Bond Investors Guaranty	ISD	—	Independent School District
CGIC	—	Capital Guaranty Insurance Company	LOC	—	Letter of Credit
CHFCLI	—	California Health Facility Construction Loan Insurance	MBIA	—	Municipal Bond Investors Assurance Corporation
CONNIE LEE	—	College Construction Loan Insurance Association	MFH	—	Multi-Family Housing
COP	—	Certificate of Participation	MVRICS	—	Municipal Variable Rate Inverse Coupon Security
EDA	—	Economic Development Authority	PCR	—	Pollution Control Revenue
ETM	—	Escrowed to Maturity	PSFG	—	Permanent School Fund Guaranty
FGIC	—	Financial Guaranty Insurance Company	RADIAN	—	Radian Asset Assurance
FHA	—	Federal Housing Administration	RAN	—	Revenue Anticipation Notes
FHLMC	—	Federal Home Loan Mortgage Corporation	RIBS	—	Residual Interest Bonds
FLAIRS	—	Floating Adjustable Interest Rate Securities	RITES	—	Residual Interest Tax-Exempt Securities
FNMA	—	Federal National Mortgage Association	SYCC	—	Structured Yield Curve Certificate
FRTC	—	Floating Rate Trust Certificates	TAN	—	Tax Anticipation Notes
FSA	—	Financing Security Assurance	TECP	—	Tax-Exempt Commercial Paper
GIC	—	Guaranteed Investment Contract	TICs	—	Tender Inverse Certificates
GNMA	—	Government National Mortgage Association	TOB	—	Tender Option Bonds
GO	—	General Obligation	TRAN	—	Tax and Revenue Anticipation Notes
HDC	—	Housing Development Corporation	VA	—	Veterans Administration
HFA	—	Housing Finance Authority	VRDD	—	Variable Rate Daily Demand
IBC	—	Insured Bond Certificates	VRWE	—	Variable Rate Wednesday Demand

*	Abbreviations may or may not appear in the schedule of investments.

Notes to Financial Statements (unaudited)

1.	Significant Accounting Policies

Municipal High Income Fund Inc. (“Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles (“GAAP”): (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; securities with no readily obtainable market quotations are valued in good faith at fair value by or under the direction of the Fund’s Board of Directors; (c) securities maturing within 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value. In addition, the Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment-grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

2.	Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax, to retain such tax-exempt status when distributed to the shareholders of the Fund.

3.	Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At July 31, 2004, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 20 Year Bond	400	9/04	$41,650,000	$43,287,500	$(1,637,500)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Municipal High Income Fund, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 27, 2004.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 27, 2004.

By	/s/ ANDREW B. SHOUP
Andrew B. Shoup
Chief Administrative Officer

Date	September 27, 2004.